Document and Entity Information	Oct. 08, 2026
Document Information [Line Items]
Entity Registrant Name	Spire Inc.
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity File Number	1-16681
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation State Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001126956
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $1.00 par value
Trading Symbol	SR
Security Exchange Name	NYSE
6.375% Junior Subordinated Notes due 2086 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Junior Subordinated Notes due 2086
Trading Symbol	SRJN
Security Exchange Name	NYSE
Spire Missouri Inc [Member]
Document Information [Line Items]
Entity Registrant Name	Spire Missouri Inc.
Entity File Number	1-1822
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation State Country Code	MO
Entity Tax Identification Number	43-0368139